Notes Payable (Details Narrative) (10-K)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2018 USD ($) $ / shares shares	Jul. 10, 2018 USD ($) $ / shares shares	Jun. 25, 2018 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) Integer $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Integer $ / shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Integer $ / shares shares	Dec. 19, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 15, 2017 USD ($)	Nov. 03, 2017 USD ($)	May 09, 2017 USD ($)
Debt instrument conversion of converted shares amount									$ 100,000
Debt instrument conversion of converted shares | shares									200,000
Debt instrument conversion of converted shares warrants | shares									200,000
Loss on debt conversion					$ (1,270,417)		$ (1,396,433)	$ (442,697)	$ 396,007
Debt instrument, convertible, beneficial conversion feature									51,638
Amortized debt discount									11,983
Interest expense							$ 36,185		$ 44,851
Crown Global LLC [Member]
Debt instrument interest rate									10.00%
Note payable commitment fee									$ 75,000
Note due date									Jun. 17, 2018
Note conversion price per share | $ / shares									$ 1.25
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Crown Global LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount				$ 330,000
Note conversion price per share | $ / shares									$ 1.25
Debt term, description									Seven and one half months.
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Crown Global LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member] | Investor [Member]
Debt instrument face amount										$ 150,000		$ 150,000
Crossover Capital Funf I, LLC [Member] | 8% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount											$ 115,000
Note conversion price per share | $ / shares									$ 1.3
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Tangiers Global, LLC [Member]
Debt instrument face amount	$ 75,000
Debt instrument interest rate					10.00%		10.00%
Debt instrument conversion of converted shares | shares	490,998
Note payable commitment fee					$ 75,000		$ 75,000						$ 75,000
Note due date							Jun. 24, 2018
Note conversion price per share | $ / shares	$ 0.15				$ 1.25		$ 1.25
Debt instrument, trading percentage							65.00%
Debt instrument, threshold trading days | Integer							20
Tangiers Global, LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member]
Debt instrument face amount				$ 330,000
Debt instrument interest rate				10.00%
Debt instrument conversion of converted shares amount		$ 198,724	$ 82,500
Debt instrument conversion of converted shares | shares		362,043	198,317
Note conversion price per share | $ / shares		$ 0.50	$ 1.25	$ 1.25
Debt instrument, trading percentage				65.00%
Debt instrument, threshold trading days | Integer				20
Tangiers Global, LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member] | Investor [Member]
Debt instrument face amount										$ 150,000		$ 150,000
Tangiers Global, LLC [Member] | Convertible Promissory Notes Payable [Member]
Debt instrument interest rate					10.00%		10.00%		10.00%
Warrant [Member]
Loss on debt conversion									$ 138,007
Chief Executive Officer [Member]
Debt instrument face amount														$ 50,000
Debt instrument interest rate														8.00%
Accrued interest									$ 2,586